CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 19,286	$ (996)
Adjustments to reconcile net loss to cash (used in) provided by operating activities:
Depreciation and amortization	987	777
Amortization of debt issuance costs	0	18
Share-based compensation	8,553	42
Increase in fair value of liability classified warrants	1,461	0
Decrease in fair value of liability classified earnouts	(39,440)	0
Deferred taxes	180	221
Gain on debt extinguishment	(183)	0
Bad debt expense	154	0
Loss on disposal of property and equipment	14	0
Changes in operating assets and liabilities:
Accounts receivable	(4,660)	(550)
Inventories	(1,332)	10
Other receivables	(42)	(20)
Prepaid expenses	456	56
Other current assets	0	(353)
Operating right of use assets	942	0
Other assets	(11)	(37)
Accrued expenses and other current liabilities	526	358
Income taxes payable	0	102
Accounts payable	(2,963)	474
Current and long-term operating lease liabilities	(909)	0
Other non-current liabilities	0	362
Net cash and restricted cash (used in) provided by operating activities	(16,981)	464
Cash flows from investing activities:
Purchases of property and equipment	(1,002)	(619)
Cash paid for practice acquisitions, net	0	(827)
Net cash and restricted cash used in investing activities	(1,002)	(1,446)
Cash flows from financing activities:
Advances from line of credit	0	2,500
Payments made for financing of insurance payments	(1,235)	0
Payment of deferred consideration liability for acquisition	(409)	0
Principal payments on long-term debt	0	(94)
Principal payments on financing leases	(13)	(10)
Issuance of Legacy TOI preferred stock	0	20,000
Net cash and restricted cash (used in) provided by financing activities	(1,657)	22,396
Net (decrease) increase in cash and restricted cash	(19,640)	21,414
Cash and restricted cash at beginning of period	115,174	5,998
Cash and restricted cash at end of period	95,534	27,412
Supplemental disclosure of cash flow information:
Interest and principal forgiven from Paycheck Protection Program loans	183	0
Cash paid for:
Income taxes	0	4
Interest	$ 74	$ 0